Non-interest income	12 Months Ended
Sep. 30, 2023
Non-interest income
Non-interest income

Note 4. Non-interest income

Accounting policy

Non-interest income includes net fee income, net wealth management and insurance income, trading income and other income.

Net fee income

When another party is involved in providing goods or services to a Group customer, the Group assesses whether the nature of the arrangement with its customer is as a principal provider or an agent of another party. Where the Group is acting as an agent for another party, the income earned by the Group is the net consideration received (i.e. the gross amount received from the customer less amounts paid to a third-party provider). As an agent, the net consideration represents fee income for facilitating the transaction between the customer and the third-party provider with primary responsibility for fulfilling the contract.

Fee income

Fee income is recognised when the performance obligation is satisfied by transferring the promised good or service to the customer. Fee income includes facility fees, transaction fees and other non-risk fee income.

Facility fees include certain line fees, annual credit card fees and fees for providing customer bank accounts. They are recognised over the term of the facility/period of service on a straight-line basis.

Transaction fees are earned for facilitating banking transactions such as FX fees, telegraphic transfers and issuing bank cheques. Fees for these one-off transactions are recognised once the transaction has been completed. Transaction fees are also recognised for credit card transactions including interchange fees net of scheme charges. These are recognised once the transaction has been completed; however, a component of interchange fees received is deferred as unearned income as the Group has a future service obligation to customers under the Group’s credit card reward programs.

Other non-risk fee income includes advisory and underwriting fees which are recognised when the related service is completed.

Income which forms an integral part of the effective interest rate of a financial instrument is recognised using the effective interest method and recorded in interest income (for example, loan origination fees).

Fee expenses

Fee expenses include incremental external costs that vary directly with the provision of goods or services to customers. An incremental cost is one that would not have been incurred if a specific good or service had not been provided to a specific customer. Fee expenses which form an integral part of the effective interest rate of a financial instrument are recognised using the effective interest method and recorded in net interest income. Fee expenses include the costs associated with credit card loyalty programs which are recognised as an expense when the services are provided on the redemption of points as well as merchant transaction costs.

Net wealth management and insurance income

Net wealth management income

Wealth management fees earned for the ongoing management of customer funds and investments are recognised when the performance obligation is satisfied which is over the period of management.

Insurance premium income

Insurance premium income includes premiums earned for life insurance, life investment, loan mortgage insurance and general insurance products:

●
Life insurance premiums with a regular due date are recognised as revenue on an accrual basis;
●
Life investment premiums include a management fee component which is recognised as income over the period the service is provided. The deposit components of life insurance and investment contracts are not revenue and are treated as movements in life insurance liabilities; and
●
General insurance premium comprises amounts charged to policyholders, excluding taxes, and is recognised based on the likely pattern in which the insured risk is likely to emerge. The portion not yet earned based on the pattern assessment is recognised as unearned premium liability.

Note 4. Non-interest income (continued)

Accounting policy (continued)

Insurance claims expense

●
Life and general insurance contract claims are recognised as an expense when the liability is established; and
●
Claims incurred in respect of life investment contracts represent withdrawals and are recognised as a reduction in life insurance liabilities.

Changes in life insurance liabilities

Changes in life insurance liabilities includes the change in the value of life insurance contract liabilities calculated using the margin on services methodology (MoS), specified in the Prudential Standard LPS 340 Valuation of Policy Liabilities.

Regulation, competition, interest rates, taxes, securities market conditions and general economic conditions also affect the estimation of life insurance liabilities.

Trading income

●
Realised and unrealised gains or losses from changes in the fair value of trading assets, liabilities and derivatives are recognised in the period in which they arise (except day one profits or losses which are deferred, refer to Note 22); and
●
Net income related to Treasury’s interest rate and liquidity management activities is included in net interest income.

Other income - dividend income

●
Dividends on quoted shares are recognised on the ex-dividend date; and
●
Dividends on unquoted shares are recognised when the Company’s right to receive payment is established.

Note 4. Non-interest income[1] (continued)

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Net fees
Facility fees	697	686	717	647	644
Transaction fees	1,146	1,132	993	959	940
Other non-risk fee income	154	122	-	136	116
Fee income	1,997	1,940	1,710	1,742	1,700
Credit card loyalty programs	(153)	(126)	(101)	(120)	(94)
Transaction fee related expenses	(199)	(143)	(127)	(161)	(115)
Fee expenses	(352)	(269)	(228)	(281)	(209)
Net fees	1,645	1,671	1,482	1,461	1,491

Net wealth management and insurance
Net wealth management income	562	726	657	-	-
Life insurance premium income	-	834	1,077	-	-
General insurance and lenders mortgage insurance (LMI) net premium earned	-	-	387	-	-
Life insurance investment and other income	-	(141)	59	-	-
General insurance and LMI investment and other income	-	-	76	-	-
Total insurance premium, investment and other income	-	693	1,599	-	-
Life insurance claims, changes in life insurance liabilities and other expenses	-	(611)	(767)	-	-
General insurance and LMI claims and other expenses	-	-	(278)	-	-
Total insurance claims, changes in life insurance liabilities and other expenses	-	(611)	(1,045)	-	-
Net wealth management and insurance	562	808	1,211	-	-

Trading	717	664	719	678	601

Other
Dividends received from subsidiaries[2]	-	-	-	1,050	6,632
Transactions with subsidiaries	-	-	-	550	771
Dividends received from other entities	1	4	4	1	2
Net gain/(loss) on sale/derecognition of associates	1	25	43	-	12
Net gain/(loss) on disposal of assets	-	(3)	7	1	(4)
Net gain/(loss) on hedging of overseas operations	-	-	(8)	(51)	206
Net gain/(loss) on derivatives held for risk management purposes	1	9	4	1	9
Net gain/(loss) on financial instruments measured at fair value	78	12	655	71	15
Net gain/(loss) on disposal of controlled entities and other businesses[3]	268	(823)	188	-	170
Rental income on operating leases	9	16	41	5	10
Share of associates’ net profit/(loss)	(5)	(7)	(6)	-	-
Other	51	69	24	40	67
Total other	404	(698)	952	1,668	7,890
Total non-interest income	3,328	2,445	4,364	3,807	9,982

1.

Included items relating to compliance, regulation and remediation costs recognised as a reduction in non-risk fee income, net wealth management income and other income of $52 million (2022: $64 million, 2021: $320 million) for the Group, and $56 million (2022: $24 million) for the Parent Entity. Refer to Note 25 for further details.

2.

In 2022, Westpac Overseas Holdings No. 2 Pty Limited (WOH2PL), a wholly-owned subsidiary, paid a dividend of $5,040 million to the Parent Entity which was reinvested into additional WOH2PL ordinary shares. Refer to Note 35 for further details.

3.	Included gains/loss on sale of:
●	2023: $243 million gain for Advance Asset Management Limited;
●	2022: $1,112 million loss for Australian life insurance business, $170 million gain for Auto Finance and $119 million gain for NZ life insurance; and
●	2021: $160 million gain for General Insurance businesses and $29 million gain for the Vendor Finance business. Refer to Note 37 for further details.

Deferred income in relation to the credit card loyalty programs for the Group was $324 million as at 30 September 2023 (2022: $330 million, 2021: $362 million) and $32 million for the Parent Entity (2022: $36 million). This will be recognised as fee income as the credit card reward points are redeemed.

There were no other material contract assets or contract liabilities for the Group or the Parent Entity.